U.S. Income Taxes (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Income Taxes [Abstract]
U.S. federal net operating loss carry forwards	$ 6,807,000	$ 6,375,000	$ 5,293,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,945,000	1,822,000	1,512,000
Deferred U.S. tax assets, Gross	8,752,000	8,197,000	6,805,000
Less: Valuation allowance	(8,752,000)	(8,197,000)	(6,805,000)
Total